Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 35 Percent to Company's Applicable Income Tax Expense (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax credits recognized as reduction to related investment asset	$ 473